Earnings Per Share (Tables)	3 Months Ended
Nov. 25, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

Thirteen Weeks Ended
November 25, 2017
(In thousands, except share data)	(Successor)
Basic earnings per share computation:
Numerator:
Net income available to common stock shareholders	$10,218
Denominator:
Weighted average common shares - basic	70,571,008
Basic earnings per share from net income	$0.14
Diluted earnings per share computation:
Numerator:
Net income available to common stock shareholders	$10,218
Denominator:
Weighted average common shares outstanding - basic	70,571,008
Warrant conversion	659,301
Restricted stock units	10,281
Weighted average common shares - diluted (1)	71,240,590
Diluted earnings per share from net income	$0.14
(1) Excludes the effect of non-qualified stock options as the strike price exceeds the average market price for the period